Property Plant and Equipment - Summary of Property Plant and Equipment (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Statement [Line Items]
Beginning balance	$ 7,311
Ending balance	6,647	$ 7,311
Leasehold improvements [member]
Statement [Line Items]
Beginning balance	1,862
Ending balance	1,636	1,862
Right-of-use assets [member]
Statement [Line Items]
Beginning balance	4,034
Ending balance	3,663	4,034
Other
Statement [Line Items]
Beginning balance	1,415
Ending balance	1,348	1,415
At Cost [member]
Statement [Line Items]
Beginning balance	12,954	7,696
Additions upon adoption of IFRS 16		4,679
Additions	135	615
Disposals	(3)	(36)
Ending balance	13,086	12,954
At Cost [member] | Leasehold improvements [member]
Statement [Line Items]
Beginning balance	4,380	4,378
Additions	1	9
Disposals	0	(7)
Ending balance	4,381	4,380
At Cost [member] | Right-of-use assets [member]
Statement [Line Items]
Beginning balance	4,738
Additions upon adoption of IFRS 16		4,679
Additions		59
Ending balance	4,738	4,738
At Cost [member] | Other
Statement [Line Items]
Beginning balance	3,836	3,318
Additions	134	547
Disposals	(3)	(29)
Ending balance	3,967	3,836
Accumulated depreciation and amortisation [member]
Statement [Line Items]
Beginning balance	(5,643)	(4,070)
Disposals	3	36
Depreciation	(799)	(1,609)
Ending balance	(6,439)	(5,643)
Accumulated depreciation and amortisation [member] | Leasehold improvements [member]
Statement [Line Items]
Beginning balance	(2,518)	(2,024)
Disposals	0	7
Depreciation	(227)	(501)
Ending balance	(2,745)	(2,518)
Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
Statement [Line Items]
Beginning balance	(704)
Depreciation	(371)	(704)
Ending balance	(1,075)	(704)
Accumulated depreciation and amortisation [member] | Other
Statement [Line Items]
Beginning balance	(2,421)	(2,046)
Disposals	3	29
Depreciation	(201)	(404)
Ending balance	$ (2,619)	$ (2,421)